CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2012	$ 748,132	$ 59,660,244	$ 16,651,916	$ 1,196,111	$ 78,256,403
Increase (Decrease) in Stockholders' Equity
Net income			3,356,061		3,356,061
Other comprehensive income (loss)				(2,888,599)	(2,888,599)
Dividends ($0.24 per share)			(1,739,523)		(1,739,523)
Repurchase of 474,034 shares of common stock	(47,404)	(3,841,308)			(3,888,712)
Balance at Dec. 31, 2013	700,728	55,818,936	18,268,454	(1,692,488)	73,095,630
Increase (Decrease) in Stockholders' Equity
Net income			3,826,192		3,826,192
Other comprehensive income (loss)				1,889,819	1,889,819
Dividends ($0.24 per share)			(1,681,748)		(1,681,748)
Balance at Dec. 31, 2014	$ 700,728	$ 55,818,936	$ 20,412,898	$ 197,331	$ 77,129,893